SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended					12 Months Ended
	Oct. 01, 2018	Oct. 01, 2017 $ / shares shares	Sep. 06, 2017 ₪ / shares	Aug. 14, 2017 USD ($) shares	May 11, 2016 USD ($)	May 11, 2015 USD ($) shares	Apr. 01, 2015 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Aug. 31, 2016 shares	May 16, 2016 USD ($) shares	Aug. 31, 2013 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2011 shares	Sep. 28, 2017 $ / shares	Apr. 30, 2016 shares	Dec. 31, 2006 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term													5 years
Vesting term													4 years
Ordinary shares available for future option grants													312,903
Number of shares issued under private placement				200,803		75,757					216,158
Value of shares issued under private placement | $				$ 400		$ 500					$ 700		$ 400	$ 700
Reverse split			one-for-three
Weighted average grant-date fair value of options granted | $ / shares													$ 1.67	$ 2.75
Total compensation cost related to options granted | $													$ 1	$ 205	$ 170
Total unrecognized compensation cost related to non-vested share-based compensation arrangements | $													$ 190
Options to non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares													$ 2.64
Options granted													26,667
Exercise of stock options, shares
Total stock-based compensation expense | $													$ 18
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance													250,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance										482,319			315,652					26,667
Ordinary shares available for future option grants													148,986
Additional number of shares authorized for issuance										166,667		166,666
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance													183,333						66,667
Exercisable term													5 years
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee													50,000
Additional number of shares authorized for issuance												50,000				66,666
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.01
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.03
Chief Executive Officer [Member] | 2003 Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		116,667
Vesting term		4 years
Vesting percentage		12.50%
Expiration date of options		Oct. 01, 2027
Exercise price per share | $ / shares		$ 4.5															$ 2.16
Percentage of current shareholders		50.00%
Percentage of unvested options		50.00%
Chief Executive Officer [Member] | 2003 Israeli Share Option Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to acquisition							1,038,363
Percentage of entity's outstanding ordinary shares to be issued to acquiree post-closing							40.00%
Amount of debt converted into shares | $								$ 1,220
Amount of debt converted into shares to warrants, shares								400,000
Warrant exercise price | $ / shares								$ 3
Warrant term								5 years
Value of shares issued under private placement | $					$ 400						$ 400
Exercise of stock options, shares									20,767
Vexigo Ltd [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of entity''s outstanding ordinary shares acquired							2.00%
Number of shares called by warrants							31,151
Warrant exercise price | $ / shares							$ 2.88
Warrant term							5 years